MARKETABLE SECURITIES	9 Months Ended
Sep. 30, 2011
Marketable Securities [Abstract]
MARKETABLE SECURITIES
NOTE 4 – MARKETABLE SECURITIES

Marketable securities available for sale at September 30, 2011 consist of the following:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Publicly traded equity securities	$100,000	$50,000	$-	$150,000

Total	$100,000	$50,000	$-	$150,000

Unrealized gains or losses on marketable securities available for sale are recognized on a periodic basis as an element of comprehensive income based on changes in the fair value of the security. Once liquidated, realized gains or losses on the sale of marketable securities available for sale will be reflected in our net income (loss) for the period in which the security are liquidated.